1WS CREDIT INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
MORTGAGE-BACKED SECURITIES (44.45%)
Residential (29.32%)
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(b)(c)	1M CME TERM SOFR + 0.49%	08/25/36		$670,651	$515,395
AIMS, Series 2007-1, Class B(b)	1M BBSW + 0.57%	07/10/38	A$	837,600	448,661
Alternative Loan Trust, Series 2007-21CB, Class 2A2(b)	27.94% - 1M CME TERM SOFR	09/25/37		$34,011	27,702
Alternative Loan Trust, Series 2007-21CB, Class 2A3(b)	1M CME TERM SOFR + 0.61%	09/25/37		1,003,069	298,312
Alternative Loan Trust, Series 2007-21CB, Class 2A4(b)(d)	5.49% - 1M CME TERM SOFR	09/25/37		927,194	79,739
Ameriquest Mortgage Securities Trust, Series 2006-R1, Class M4(b)	1M CME TERM SOFR + 0.95%	03/25/36		709,272	742,395
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(b)	1M CME TERM SOFR + 1.94%	07/25/35		528,018	568,992
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(b)(c)	1M CME TERM SOFR + 0.80%	01/25/36		1,351,788	1,310,559
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(b)	1M CME TERM SOFR + 0.56%	03/25/36		634,150	550,379
Atlas Funding PLC, Series 2023-1, Class F(b)	N/A(e)	01/25/61		£402,000	558,184
Banc of America Funding, Series 2007-5, Class CA8(b)(d)	5.35% - 1M US L	07/25/37		$2,261,714	185,461
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A2(b)	1M CME TERM SOFR + 0.61%	07/25/36		267,631	308,846
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(b)(c)	1M CME TERM SOFR + 0.57%	01/25/37		739,223	679,567
Bletchley Park Funding PLC, Series 2024-1, Class E(b)	SONIA IR + 4.12%	07/27/28		£430,000	553,503
Bletchley Park Funding PLC, Series 2024-1, Class X1(b)	SONIA IR + 4.12%	07/27/28		532,000	689,040
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(b)	1M CME TERM SOFR + 0.61%	02/25/37		$712,797	522,979
Castell PLC, Series 2023-1, Class G(b)	N/A(e)	05/25/55		£399,000	533,553
Castell PLC, Series 2023-2, Class G(b)	SONIA IR + 9.90%	11/25/55		407,000	541,163
Castell PLC, Series 2023-2, Class X(b)	SONIA IR + 7.25%	11/25/55		194,193	251,966
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2(b)(f)	30D US SOFR + 6.20%	11/25/41		$2,460,000	2,623,098
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2(b)(f)	30D US SOFR + 7.00%	04/25/42		456,000	504,473
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2B1(b)(f)	30D US SOFR + 6.35%	04/25/43		996,000	1,144,205
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1(b)(f)	30D US SOFR + 3.90%	07/25/43		732,000	784,631
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2(b)(f)	30D US SOFR + 4.00%	01/25/44		1,327,000	1,390,829
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2(b)(c)(f)	30D US SOFR + 3.70%	02/25/44		2,655,000	2,752,969
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35		135,795	109,043
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(b)	1M CME TERM SOFR + 2.51%	02/25/35		734,113	504,776
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(b)(c)	30D US SOFR + 2.03%	08/25/35		533,287	497,717
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(b)	1M CME TERM SOFR + 0.56%	12/25/36		678,257	549,320
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(b)	1M CME TERM SOFR + 0.75%	08/25/47		899,726	676,144
Dilosk RMBS NO 7 DAC, Series 2023-7, Class X1(b)	3M EUR L + 6.33%	10/20/62		€225,305	245,007
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class F(b)	9.57%	05/20/62		459,000	519,207
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(b)	11.92%	05/20/62		561,245	614,697
Dilosk Rmbs NO 9 Dac, Series 2024-9, Class X2(b)	N/A(e)	01/25/28		613,000	516,804
Domi BV, Series 2020-1, Class F(b)	3M EUR L + 6.50%	04/15/52		500,000	545,779
Domi BV, Series 2020-1, Class X2(b)	3M EUR L + 6.75%	04/15/52		300,496	329,342

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Domi BV, Series 2021-1, Class E(b)	3M EUR L + 6.50%	06/15/53	€704,000	$764,876
Domi BV, Series 2021-1, Class X2(b)	3M EUR L + 6.50%	06/15/53	189,241	205,851
Domi BV, Series 2024-1, Class E(b)	3M EUR L + 5.65%	09/17/29	463,000	503,337
Domi BV, Series 2024-1, Class X(b)	3M EUR L + 3.98%	09/17/29	463,000	505,392
East One PLC, Series 2024-1, Class E(b)	SONIA IR + 4.50%	06/27/27	£783,000	1,013,628
East One PLC, Series 2024-1, Class X(b)	SONIA IR + 5.44%	06/27/27	393,935	507,181
E-MAC Program BV, Series 2007-NL3X, Class D(b)	3M EUR L + 0.50%	07/25/47	€555,708	472,833
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(b)	SONIA IR + 3.22%	06/15/44	£430,000	521,773
Eurohome UK Mortgages PLC, Series 2007-2, Class B1(b)	SONIA IR + 1.52%	09/15/44	1,467,000	1,761,237
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(b)	SONIA IR + 0.92%	12/15/44	861,000	1,036,237
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(b)	3M EUR L + 0.90%	09/10/44	€624,000	615,356
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(b)	SONIA IR + 2.14%	09/13/45	£389,132	458,526
Exmoor Funding PLC, Series 2024-1, Class X(b)	3M EUR L + 5.65%	06/25/28	394,000	510,658
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(b)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	505,849
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class E(b)	3M EUR L + 4.19%	12/24/63	€466,000	505,893
Finance Ireland RMBS NO 7 DAC, Series 2024-7, Class X(b)	3M EUR L + 3.72%	12/24/63	466,000	505,388
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(b)(c)	1M CME TERM SOFR + 0.86%	11/25/36	$1,964,294	1,332,970
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(b)	1M CME TERM SOFR + 0.71%	01/25/36	547,999	514,352
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(f)	30D US SOFR + 5.36%	01/25/50	494,000	553,922
Freddie Mac STACR REMIC Trust, Series 2020-DNA2, Class B2(b)(f)	30D US SOFR + 4.91%	02/25/50	1,749,000	1,916,904
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(f)	30D US SOFR + 5.65%	12/25/50	1,381,000	1,586,493
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(f)	30D US SOFR + 10.11%	07/25/50	1,029,000	1,401,395
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(f)	30D US SOFR + 9.51%	09/25/50	439,000	582,334
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class B1(b)(f)	13.47%	03/25/43	547,000	639,716
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class B1(b)(f)	30D US SOFR + 7.60%	04/25/43	955,000	1,094,812
Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class M2(b)(c)(f)	30D US SOFR + 5.70%	04/25/43	332,000	375,426
Fremont Home Loan Trust, Series 2004-C, Class M3(b)	1M US L + 1.73%	08/25/34	170	–
FT RMBS Miravet, Series 2023-1, Class E(b)(c)	3M EUR L + 3.00%	11/26/66	€600,000	608,571
FT RMBS Miravet, Series 2023-1, Class F(b)(c)	3M EUR L + 4.00%	11/26/66	600,000	584,221
GSAA Home Equity Trust, Series 2007-8, Class A4(b)	1M CME TERM SOFR + 1.31%	08/25/37	$547,743	295,124
Harben Finance, Series 2022-1RA, Class G(b)(f)	SONIA IR + 4.30%	09/28/26	£391,000	505,312
Hermitage 2024 PLC, Series 2024-1, Class E(b)	SONIA IR + 3.90%	04/21/33	395,000	509,161
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(b)	1M CME TERM SOFR + 0.82%	03/25/36	$458,864	316,249
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(b)	1M CME TERM SOFR + 0.71%	03/25/36	785,417	566,836
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(b)	1M CME TERM SOFR + 0.55%	08/25/36	543,817	558,065
Home RE Ltd., Series 2021-1, Class B1(b)(f)	30D US SOFR + 3.76%	07/25/33	956,000	970,627
Home RE Ltd., Series 2022-1, Class M1C(b)(c)(f)	30D US SOFR + 5.50%	10/25/34	1,034,000	1,105,553
Home RE Ltd., Series 2023-1, Class M1B(b)(c)(f)	30D US SOFR + 4.60%	10/25/33	1,000,000	1,050,700
Hops Hill No2 PLC, Series 2022-2, Class E(b)	SONIA IR + 5.25%	11/27/54	£1,072,000	1,408,836
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M7(b)	1M US L + 2.48%	12/25/35	$245,209	197,810
JP Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(b)	1M US L + 0.56%	02/25/36	893,178	630,405
JP Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(b)(c)	1M CME TERM SOFR + 0.59%	07/25/36	1,097,329	1,065,177
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class C(b)	1M EUR L + 2.50%	01/26/65	€880,000	933,714
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(b)	1M EUR L + 3.25%	01/26/65	557,000	589,250
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(b)	1M EUR L + 4.25%	01/26/65	557,000	584,127
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(b)	1M EUR L + 5.25%	01/26/65	749,000	769,833
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(b)	3M EUR L + 0.84%	06/15/45	500,000	378,734

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.71%	01/25/37	$687,653	$363,906
Lehman Mortgage Trust, Series 2007-5, Class 6A1(b)	1M CME TERM SOFR + 0.43%	10/25/36	3,585,665	1,477,294
LHOME Mortgage Trust, Series 2024-RTL4, Class A1(f)(g)	5.92%	07/25/39	551,000	555,077
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(f)	7.79%	07/25/39	500,000	503,700
Ludgate Funding PLC, Series 2008-W1X, Class D(b)	SONIA IR + 1.62%	01/01/61	£443,061	504,587
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class C(b)	1M EUR L + 2.35%	06/24/27	€474,000	504,728
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(b)	1M EUR L + 3.25%	06/24/27	475,000	504,764
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(b)	1M EUR L + 4.25%	06/24/27	811,000	850,848
Miravet Sarl - Compartment, Series 2019-1, Class E(b)(c)	3M EUR L + 3.00%	05/26/65	500,000	529,816
Miravet Sarl - Compartment, Series 2020-1, Class E(b)(c)	3M EUR L + 4.00%	05/26/65	1,135,000	1,216,317
Molossus Btl PLC, Series 2024-1, Class E(b)	SONIA IR + 3.94%	10/18/26	£426,000	549,176
Molossus Btl PLC, Series 2024-1, Class F(b)	SONIA IR + 4.93%	10/18/26	399,000	514,369
Molossus Btl PLC, Series 2024-1, Class X(b)	SONIA IR + 4.83%	10/18/26	448,000	580,819
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(b)	1M CME TERM SOFR + 0.58%	04/25/37	$1,195,954	1,165,577
Newgate Funding PLC, Series 2007-1X, Class DB(b)	3M EUR L + 0.75%	12/01/50	€539,307	490,163
Newgate Funding PLC, Series 2007-2X, Class E(b)	SONIA IR + 3.87%	12/15/50	£419,190	485,484
Newgate Funding PLC, Series 2007-3X, Class BA(b)	SONIA IR + 1.37%	12/15/50	399,922	484,711
NYMT 2024-BPL2 M(f)	8.41%	05/25/39	$3,750,000	3,781,125
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(b)(c)	1M US L + 0.83%	08/25/36	944,434	835,446
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(b)	1M CME TERM SOFR + 1.13%	07/25/35	551,383	547,964
Parkmore Point RMBS 2022-1 PLC, Series 2022-1X, Class D(b)(c)	SONIA IR + 3.50%	07/25/45	£440,000	561,058
Pierpont Btl PLC, Series 2023-1, Class X(b)	SONIA IR + 7.94%	09/21/54	198,657	256,864
Polaris PLC, Series 2022-2, Class E(b)	SONIA IR + 5.75%	05/23/59	795,579	1,033,185
Polaris PLC, Series 2023-1, Class F(b)	SONIA IR + 8.25%	02/23/61	403,000	539,678
Polaris PLC, Series 2023-2, Class F(b)	SONIA IR + 8.75%	02/27/27	403,000	552,734
Polaris PLC, Series 2023-2, Class X(b)	SONIA IR + 8.00%	02/27/27	249,179	326,418
Polaris PLC, Series 2024-1, Class F(b)	SONIA IR + 5.65%	02/26/28	395,000	513,427
Polaris PLC, Series 2024-1, Class X(b)	SONIA IR + 5.65%	02/26/28	298,888	387,231
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(g)	3.44%	11/25/35	$403,633	275,035
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(c)(g)	3.51%	01/25/36	395,431	342,167
Portman Square 2023-NPL1 DAC, Series 2023-NPL1X, Class B(b)	3M EUR L + 4.00%	07/25/63	€375,598	395,922
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(b)(c)	1M US L + 0.19%	05/25/46	$866,437	912,965
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(b)(c)	1M CME TERM SOFR + 0.76%	07/25/36	397,315	282,571
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(b)(c)	1M CME TERM SOFR + 0.81%	07/25/36	585,751	417,582
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(b)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,179	408,434
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(b)	3M EUR L + 0.85%	06/12/44	€490,757	488,049
Rochester Financing No 3 PLC, Series 2021-3, Class E(b)	SONIA IR + 2.50%	12/18/44	£404,000	506,325
Rochester Financing No 3 PLC, Series 2021-3, Class F(b)	SONIA IR + 2.50%	12/18/44	412,000	507,929
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(b)	3M EUR L + 5.00%	06/20/45	€500,000	499,892
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(b)(c)	1M US L + 0.83%	12/25/35	$1,773,206	1,508,821
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(b)	1M CME TERM SOFR + 0.56%	05/25/36	629,623	499,543
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(f)	3M SONIA IR + 4.00%	06/20/60	£465,000	589,888
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(b)	SONIA IR + 3.75%	06/28/50	400,000	510,464
Stratton Mortgage Funding PLC, Series 2024-3, Class E(b)	SONIA IR + 3.75%	06/25/49	395,000	507,029
Stratton Mortgage Funding PLC, Series 2024-3, Class F(b)	SONIA IR + 4.75%	06/25/49	396,000	507,039
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(b)	1M CME TERM SOFR + 0.86%	10/25/35	$999,813	807,549
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(b)(c)	1M US L + 0.68%	11/25/35	1,321,457	1,146,892

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(b)(c)	1M CME TERM SOFR + 0.42%	09/25/36	$1,907,568	$1,083,308
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(b)	1M CME TERM SOFR + 0.38%	01/25/37	573,970	506,127
Structured Asset Securities Corp. Mortgage Loan Trust 2006-W1, Series 2006-W1A, Class M1(b)(f)	1M CME TERM SOFR + 0.41%	08/25/46	2,111,630	2,072,776
SYON, Series 2020-2, Class E	6.27%	12/17/27	£879,630	1,166,877
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(b)	SONIA IR + 3.50%	01/20/27	833,000	1,077,605
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(b)	SONIA IR + 4.50%	01/20/27	556,000	719,195
Towd Point Mortgage Trust, Series 2017-1, Class B4(f)	3.85%	06/25/32	$743,000	516,534
Triangle Re Ltd., Series 2021-2, Class B1(b)(f)	1M CME TERM SOFR + 7.61%	10/25/33	469,000	513,461
Triangle Re Ltd., Series 2021-3, Class B1(b)(f)	30D US SOFR + 4.95%	02/25/34	591,600	612,543
Triangle Re Ltd., Series 2023-1, Class M1B(b)(c)(f)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,089,095
Twin Bridges PLC, Series 2021-2, Class X2(b)	SONIA IR + 4.40%	09/12/55	£50,485	65,160
Twin Bridges PLC, Series 2022-1, Class X2(b)	3M SONIA IR + 5.00%	12/01/55	377,000	482,567
Twin Bridges PLC, Series 2022-2, Class E(b)	SONIA IR + 5.50%	06/12/55	241,000	312,233
Uropa Securities PLC, Series 2007-1, Class B1A(b)(c)	SONIA IR + 1.47%	10/10/40	531,032	612,283
Uropa Securities PLC, Series 2007-1, Class B1B(b)	3M EUR L + 1.35%	10/10/40	€514,921	491,794
Uropa Securities PLC, Series 2007-1, Class B2A(b)	SONIA IR + 4.12%	10/10/40	£433,748	513,274
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1C(b)	12M US FED + 1.00%	02/25/46	$212,086	331,405
Total Residential Mortgage-Backed Securities				$101,591,880

Commercial (15.13%)
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class B(b)(f)	1M CME TERM SOFR + 1.73%	06/15/21	3,500,000	3,488,800
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E(b)(c)(f)	1M CME TERM SOFR + 3.70%	06/15/35	315,100	315,226
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class B(b)(f)	1M CME TERM SOFR + 1.56%	09/15/38	1,000,000	905,400
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(f)	1M CME TERM SOFR + 2.11%	09/15/38	668,000	584,299
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(f)	1M CME TERM SOFR + 2.86%	09/15/38	515,000	424,463
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(f)	1M CME TERM SOFR + 5.11%	09/15/38	2,500,000	1,770,000
BBCMS Mortgage Trust, Series 2020-BID, Class D(b)(c)(f)	1M CME TERM SOFR + 4.74%	10/15/25	2,000,000	1,992,000
BBCMS Mortgage Trust, Series 2021-AGW, Class A(b)(f)	1M CME TERM SOFR + 1.36%	06/15/36	560,000	534,016
BBCMS Mortgage Trust, Series 2021-AGW, Class E(b)(f)	1M CME TERM SOFR + 3.26%	06/15/26	588,000	501,270
BBCMS Mortgage Trust, Series 2021-AGW, Class F(b)(c)(f)	1M CME TERM SOFR + 4.11%	06/15/36	1,361,000	1,139,565
BFLD Mortgage Trust, Series 2021-FPM, Class D(b)(c)(f)	1M CME TERM SOFR + 4.76%	06/15/38	500,000	499,400
BFLD Mortgage Trust, Series 2021-FPM, Class E(b)(c)(f)	1M CME TERM SOFR + 5.76%	06/15/38	533,000	532,360
BHMS, Series 2018-ATLS, Class D(b)(f)	1M CME TERM SOFR + 2.55%	07/15/35	1,821,000	1,798,602
BPR Trust, Series 2021-WILL, Class C(b)(c)(f)	1M CME TERM SOFR + 4.11%	06/15/38	500,000	497,650
BPR Trust, Series 2021-WILL, Class E(b)(f)	1M CME TERM SOFR + 6.86%	06/15/38	500,000	497,750
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D(c)(f)	5.23%	11/10/46	583,581	527,265

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(f)	3.30%	10/10/47	$564,000	$255,718
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(f)	5.10%	05/10/49	1,364,000	1,172,358
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class E(f)	3.60%	07/15/47	1,000,000	833,800
COMM Mortgage Trust, Series 2019-521F, Class A(b)(f)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,059,270
COMM Mortgage Trust, Series 2021-2400, Class B(b)(f)	1M CME TERM SOFR + 1.86%	12/15/38	5,000,000	4,757,500
CSMC, Series 2020-FACT, Class D(b)(c)(f)	1M CME TERM SOFR + 3.82%	10/15/37	500,000	480,100
CSMC, Series 2020-FACT, Class E(b)(f)	1M CME TERM SOFR + 4.98%	10/15/37	534,000	508,475
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(f)	1M CME TERM SOFR + 4.19%	04/15/29	1,000,000	1,000,800
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(f)	1M CME TERM SOFR + 4.11%	12/15/36	839,000	773,055
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(f)	1M CME TERM SOFR + 1.41%	05/15/23	538,000	503,514
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)(f)	1M CME TERM SOFR + 2.11%	05/15/26	567,000	429,332
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class D(b)(f)	1M CME TERM SOFR + 2.76%	05/15/23	1,043,000	616,935
GS Mortgage Securities Trust, Series 2013-GC10, Class D(f)	4.54%	02/10/46	585,000	559,026
HPLY Trust, Series 2019-HIT, Class F(b)(f)	1M CME TERM SOFR + 3.26%	11/15/26	862,500	863,880
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(f)	PRIME + 0.96%	10/15/32	128,168	127,540
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(f)	1M CME TERM SOFR + 1.61%	09/15/29	767,741	733,270
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(f)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	763,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(f)	3.50%	11/15/45	1,000,000	793,900
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(f)	3.59%	11/15/45	1,098,000	682,187
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class F(f)	3.71%	02/15/47	472,385	426,753
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(f)	4.52%	10/15/48	660,000	521,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(c)(f)	4.52%	10/15/48	1,448,995	782,167
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(f)	1M CME TERM SOFR + 3.32%	11/15/34	580,000	575,824
Morgan Stanley Capital I Trust, Series 2018-H3, Class D(f)	3.00%	07/15/51	1,000,000	806,300
Morgan Stanley Capital I Trust, Series 2021-230P, Class E(b)(f)	1M CME TERM SOFR + 3.19%	12/15/38	4,039,000	3,432,342
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(c)(f)	4.25%	08/15/36	895,000	685,123
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D(f)	4.40%	08/15/36	378,000	242,638
SCG Mortgage Trust, Series 2024-MSP, Class D(b)(f)	1M CME TERM SOFR + 3.94%	04/15/29	2,000,000	2,001,800
SMR Mortgage Trust, Series 2022-IND, Class E(b)(f)	1M CME TERM SOFR + 5.00%	02/15/39	927,725	911,675
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class C(b)(f)	1M CME TERM SOFR + 3.78%	05/15/37	500,000	503,550
VCP Tyler Pref, LLC(h)	13.50%	12/29/25	2,142,056	2,142,056
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(f)	10.72%	04/25/54	493,144	499,358

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class E(f)	3.15%	09/15/57	$1,311,000	$1,160,891
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class F(f)	3.15%	09/15/57	489,500	391,111
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class G(f)	3.15%	09/15/57	814,500	571,860
Wells Fargo Commercial Mortgage Trust, Series 2022-ONL, Class E(f)	4.93%	12/15/39	1,036,000	817,093
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial Mortgage-Backed Securities				$52,394,035

TOTAL MORTGAGE-BACKED SECURITIES (Cost $151,388,374)				$153,985,915

ASSET-BACKED SECURITIES (36.98%)
ACC Trust, Series 2022-1, Class C(f)	3.24%	10/20/25	1,100,000	450,780
ACHV ABS TRUST, Series 2023-4CP, Class E(f)	10.50%	07/25/26	1,000,000	1,001,100
ACM Auto Trust 2023-1, Series 2023-1A, Class D(c)(f)	12.58%	01/22/30	2,791,000	2,845,983
ACM Auto Trust 2023-2, Series 2023-2A, Class B(c)(f)	9.85%	06/20/30	1,835,000	1,867,113
ACM Auto Trust 2024-1, Series 2024-1A, Class B(c)(f)	11.40%	01/21/31	851,000	887,423
Affirm Asset Securitization Trust, Series 2024-A, Class 1E(f)	9.17%	02/17/26	1,500,000	1,511,700
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E	6.40%	01/25/35	€153,310	155,384
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(f)	12.55%	01/15/28	$1,250,000	1,372,250
Aurorus 2023 BV, Series 2023-1, Class F(b)	11.19%	10/12/26	€500,000	553,301
Aurorus 2023 BV, Series 2023-1, Class G(b)	12.94%	10/12/26	515,000	559,700
Auto ABS Italian Stella Loans SRL, Series 2024-1, Class E(b)	1M EUR L + 4.50%	12/29/36	462,000	501,050
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(b)	1M EUR L + 4.25%	02/28/32	516,018	562,091
Auto1 Car Funding Sarl, Series 2024-1, Class D(b)	1M EUR L + 3.50%%	12/15/33	500,000	544,535
Autonoria Spain 2021 FT, Series 2021-SP, Class G	5.25%	01/31/39	293,315	293,696
Autonoria Spain 2022 FT, Series 2022-SP, Class E(b)	1M EUR L + 7.00%	01/29/40	330,222	378,861
Autonoria Spain 2023 FT, Series 2023-SP, Class F(b)	1M EUR L + 6.90%	09/30/41	457,669	510,271
BBVA Consumo FTA, Series 2024-1, Class D(b)	3M EUR L + 5.40%	10/22/29	479,879	520,856
BBVA Consumo FTA, Series 2024-1, Class E(b)	3M EUR L + 8.20%	10/22/29	500,000	542,478
BBVA Consumo FTA, Series 2024-1, Class Z(b)	3M EUR L + 7.90%	10/22/29	500,000	545,563
Brignole Co., Series 2024-2024, Class D(b)	1M EUR L + 4.00%	02/24/42	580,143	631,439
Brignole Co., Series 2024-2024, Class E(b)	1M EUR L + 5.75%	02/24/42	446,854	485,058
Brignole Co., Series 2024-2024, Class F(b)	1M EUR L + 7.48%	02/24/42	542,745	589,090
Business Mortgage Finance 7 PLC, Series 2007-7X, Class M1(b)	SONIA IR + 2.37%	02/15/41	£454,148	494,269
CarNow Auto Receivables Trust 2023-1, Series 2023-1A, Class E(f)	12.04%	04/16/29	$423,000	391,360
Carvana Auto Receivables Trust, Series 2022-P1, Class R(f)(h)	N/A(e)	07/10/27	4,000	946,947
Carvana Auto Receivables Trust, Series 2023-N1, Class E(f)	10.46%	03/10/28	1,500,000	1,618,350
Carvana Auto Receivables Trust, Series 2023-N4, Class E(f)	9.56%	11/10/28	1,000,000	1,053,100
CFG Investments, Ltd., Series 2023-1, Class A(c)(f)	8.56%	07/25/34	1,555,000	1,563,708
CLICK 2024-1 C(f)	8.40%	02/15/30	500,000	503,350
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(b)	1M EUR L + 5.80%	03/25/27	€462,000	501,550
Compartment BL Consumer Credit 2024, Series 2024-1, Class X1(b)	1M EUR L + 6.80%	03/25/27	437,101	476,838
Conn's Receivables Funding LLC, Series 2022-A, Class C(f)	N/A(e)	12/15/26	$520,739	500,431
Conn's Receivables Funding LLC, Series 2023-A, Class B(f)	10.00%	01/17/28	289,898	276,968
Conn's Receivables Funding LLC, Series 2024-A, Class B(f)	9.80%	05/15/25	1,197,000	1,103,993
Conn's Receivables Funding LLC, Series 2024-A, Class C(f)	10.34%	08/15/25	1,080,000	995,760
CPS Auto Receivables Trust, Series 2022-C, Class E(f)	9.08%	04/15/30	700,000	731,080
CPS Auto Receivables Trust, Series 2022-D, Class E(c)(f)	12.12%	06/17/30	1,431,000	1,582,686
CPS Auto Receivables Trust, Series 2023-A, Class E(f)	10.59%	08/15/30	1,400,000	1,523,620
CPS Auto Receivables Trust, Series 2023-C, Class E(f)	9.66%	08/16/27	780,000	827,424
CPS Auto Receivables Trust, Series 2024-A, Class E(f)	8.42%	02/15/28	700,000	715,330
Credito Real USA Auto Receivables Trust 2021-1, Series 2021-1A, Class C(f)	4.37%	01/18/28	1,108,000	1,091,269
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/24	£100,000	126,022
Dowson PLC, Series 2021-2, Class F(b)	SONIA IR + 5.30%	10/20/28	561,000	706,983
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	05/20/25	109,000	139,606
Dowson PLC, Series 2022-1, Class E(b)	SONIA IR + 4.80%	01/20/29	381,000	487,981

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
ASSET-BACKED SECURITIES (continued)
Dowson PLC, Series 2022-2, Class E(b)	SONIA IR + 8.00%	08/20/29	£651,000	$851,033
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(f)	5.53%	11/17/25	$535,000	515,045
E-Carat DE, Series 2024-1, Class F(b)	1M EUR L + 4.67%	11/25/35	€400,000	434,372
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(f)	9.09%	02/16/27	$1,396,000	1,438,438
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(c)(f)	8.23%	03/15/30	2,853,000	2,896,080
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(f)	10.45%	04/15/30	1,989,000	2,105,158
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(c)(f)	11.61%	06/17/30	2,611,000	2,867,922
Exeter Automobile Receivables Trust 2023-1, Series 2023-1A, Class E(c)(f)	12.07%	09/16/30	892,000	1,015,988
Exeter Automobile Receivables Trust 2024-2, Series 2024-2A, Class E(f)	7.98%	11/15/28	1,154,000	1,165,309
Exeter Automobile Receivables Trust 2024-4, Series 2024-4A, Class E(c)(f)	7.65%	02/17/32	863,000	873,442
FCT Autonoria DE 2023, Series 2023-DE, Class F(b)	1M EUR L + 7.50%	01/26/43	€348,633	389,798
FCT Autonoria DE 2023, Series 2023-DE, Class G(b)	1M EUR L + 10.50%	01/26/43	347,530	390,708
FCT Noria 2021, Series 2021-1, Class F(b)	1M EUR L + 3.70%	10/25/49	322,710	340,348
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49	564,743	578,739
FCT Pixel 2021, Series 2021-1, Class G	5.50%	02/25/38	155,901	158,972
Flagship Credit Auto Trust, Series 2021-1, Class R(f)(h)	N/A(e)	04/17/28	$2,740	209,804
Flagship Credit Auto Trust, Series 2022-2, Class E(f)	8.20%	06/15/29	926,000	563,656
Flagship Credit Auto Trust, Series 2022-4, Class E(c)(f)	12.66%	01/15/30	1,879,000	1,983,473
Flagship Credit Auto Trust, Series 2023-3, Class E(f)	9.74%	06/17/30	1,000,000	1,041,100
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(b)	3M EUR L + 12.00%	09/20/38	€415,555	461,743
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(b)	3M EUR L + 7.25%	12/22/30	600,000	684,480
FTA Santander Consumer Spain Auto, Series 2023-1, Class F(b)	3M EUR L + 10.00%	12/22/30	152,753	166,276
FTA Santander Consumo 4, Series 2021-4, Class E	4.90%	09/18/32	388,872	417,238
FTA Santander Consumo 6, Series 2024-6, Class E(b)	3M EUR L + 5.50%	09/21/29	500,000	542,587
FTA Santander Consumo 6, Series 2024-6, Class F(b)	3M EUR L + 8.10%	03/21/27	500,000	542,099
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(b)	3M EUR L + 8.00%	06/28/33	349,207	399,850
GLS Auto Receivables Issuer Trust 2019-4, Series 2019-4A, Class R(f)(h)	N/A(e)	08/17/26	$941	80,503
Golden Bar Securitisation Srl, Series 2021-1, Class E(c)	2.75%	09/22/41	€273,264	281,220
Golden Bar Securitisation Srl, Series 2023-2, Class E(b)	3M EUR L + 8.50%	09/22/43	470,000	530,835
Golden Bar Securitisation Srl, Series 2023-2, Class F(b)	3M EUR L + 10.90%	09/22/43	174,346	189,234
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(f)	8.45%	10/15/29	$517,000	206,231
Lobel Automobile Receivables Trust, Series 2023-1, Class D(f)	8.00%	06/15/27	500,000	479,550
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(f)(h)	N/A(e)	09/15/31	1,686	35,937
Merchants Fleet Funding LLC, Series 2024-1A, Class E(f)	9.35%	01/20/28	1,000,000	1,007,600
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B(f)	9.59%	09/20/27	500,000	503,100
National Collegiate Student Loan Trust, Series 2005-3, Class B(b)	1M CME TERM SOFR + 0.61%	07/27/37	2,547,000	1,957,624
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(f)(h)	N/A(e)	07/15/69	3,695	1,396,797
NewDay Funding, Series 2022-3A, Class E(b)(c)(f)	SONIA IR + 9.50%	11/15/25	£1,165,000	1,603,844
NewDay Funding, Series 2024-1X, Class E(b)	SONIA IR + 3.55%	03/15/27	393,000	518,810
Newday Funding Master Issuer PLC - Series 2023-1, Series 2023-1X, Class E(b)	SONIA IR + 6.90%	11/15/26	1,305,000	1,768,397
Newday Funding Master Issuer PLC - Series 2024-2, Series 2024-2X, Class E(b)	SONIA IR + 3.90%	07/15/27	686,000	885,235
Noria DE 2024, Series 2024-DE1, Class E(b)	1M EUR L + 3.55%	02/25/43	€500,000	541,829
Noria DE 2024, Series 2024-DE1, Class F(b)	1M EUR L + 4.50%	02/25/43	500,000	541,829
Noria DE 2024, Series 2024-DE1, Class G(b)	1M EUR L + 7.25%	02/25/43	500,000	541,829
Octane Receivables Trust 2023-2, Series 2023-2A, Class E(f)	10.50%	06/20/31	$904,000	943,776
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(f)	12.97%	05/15/26	1,000,000	1,039,000
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(f)	11.35%	06/15/26	1,000,000	1,006,700

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(c)(f)	10.90%	12/15/31		$1,000,000	$1,006,600
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(d)(f)(h)	N/A(e)	05/17/27		510,470	24,267
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(f)	4.09%	11/15/27		323,361	276,603
Pagaya AI Debt Trust, Series 2022-2, Class C(c)(f)	7.50%	01/15/30		2,499,851	2,422,856
Pagaya AI Debt Trust, Series 2023-1, Class B(c)(f)	9.44%	07/15/30		677,906	691,599
Pagaya AI Debt Trust, Series 2023-5, Class D(f)	9.00%	04/15/31		3,499,970	3,499,970
Pagaya AI Debt Trust, Series 2023-6, Class D(c)(f)	9.00%	06/16/31		2,749,295	2,742,697
Pagaya AI Debt Trust, Series 2024-1, Class C(f)	8.34%	07/15/31		499,875	509,973
Pagaya AI Debt Trust, Series 2024-2, Class D(f)	9.00%	08/15/31		1,249,444	1,235,700
Pagaya AI Debt Trust, Series 2024-3, Class D(f)	9.00%	03/15/26		1,450,000	1,467,835
PBD Germany Auto Lease Master SA - Compartment 2021-1, Series 2021-GE2, Class F(b)	1M EUR L + 4.50%	11/26/30		€118,130	128,511
Pepper Iberia Unsecured 2022 DAC, Series 2022-1, Class E(b)(c)	1M EUR L + 4.94%	11/10/32		462,000	507,350
Plenti PL-Green ABS Trust, Series 2024-1, Class E(b)	1M BBSW + 5.80%	06/11/35	A$	1,000,000	658,331
Plenti PL-Green ABS Trust, Series 2024-1, Class F(b)	1M BBSW + 7.80%	06/11/35		760,000	500,630
Pony SA Compartment German Auto Loans, Series 2024-1, Class E(b)	1M EUR L + 3.75%	08/14/28		€500,000	543,128
Prestige Auto Receivables Trust 2023-1, Series 2023-1A, Class E(f)	9.88%	05/15/30		$1,086,000	1,144,535
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class D(f)	11.24%	11/15/26		500,000	507,450
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class E(f)	15.49%	11/15/26		1,000,000	1,017,800
Purchasing Power Funding LLC, Series 2024-A, Class E(f)	10.18%	08/15/28		500,000	510,550
Quarzo Srl, Series 2024-1, Class D(b)	3M EUR L + 3.70%	06/15/41		€500,000	544,264
Reach ABS Trust 2023-1, Series 2023-1A, Class D(f)	12.27%	02/18/31		$2,000,000	2,077,000
Reach ABS Trust 2024-1, Series 2024-1A, Class D(f)	10.64%	09/15/27		200,000	207,660
Red & Black Auto Germany 9 UG, Series 2022-9, Class D(b)	1M EUR L + 5.60%	12/15/26		€400,000	447,056
Red & Black Auto Italy Srl, Series 2023-2, Class E(b)	1M EUR L + 7.00%	02/28/28		469,000	528,995
Research-Driven Pagaya Motor Asset Trust 2023-3, Series 2023-3A, Class C(f)	9.00%	01/26/32		$549,803	511,427
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2023-4A, Class C(c)(f)	9.00%	01/25/27		549,236	520,786
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(f)	10.04%	11/25/30		2,046,336	2,032,625
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(f)	10.85%	01/18/30		500,000	519,450
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(b)	12.37%	10/31/33		11,074,951	1,617,379
Satus PLC, Series 2021-1, Class F(b)	1M SONIA IR + 5.40%	08/17/28		£600,000	773,410
Satus PLC, Series 2024-1, Class D(b)	SONIA IR + 3.30%	04/19/27		739,000	953,058
Satus PLC, Series 2024-1, Class E(b)	SONIA IR + 5.30%	04/19/27		670,000	864,071
SC Germany SA Compartment Leasing, Series 2023-1, Class F(b)	1M EUR L + 6.91%	12/14/32		€176,584	192,369
SCF Rahoituspalvelut X DAC, Series 2021-10, Class D	5.35%	10/25/31		221,786	228,795
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(b)	1M EUR L + 7.72%	02/25/29		500,000	543,669
Small Business Origination Loan Trust DAC, Series 2024-1, Class D(b)	SONIA IR + 4.25%	12/15/35		£381,023	490,410
SoFi Professional Loan Program, Series 2020-A, Class R1(f)(h)	N/A(e)	05/15/46		$14,661	257,520
SoFi Professional Loan Program , Series 2018-D, Class R1(f)(h)	N/A(e)	02/25/48		27,236	162,907
SoFi Professional Loan Program , Series 2020-A, Class R1(f)(h)	N/A(e)	05/15/46		10,720	188,296
SoFi Professional Loan Program , Series 2020-B, Class R1(f)(h)	N/A(e)	05/15/46		15,664	425,510
SoFi Professional Loan Program , Series 2021-A, Class R1(f)(h)	N/A(e)	08/17/43		35,142	427,331
SoFi Professional Loan Program , Series 2021-B, Class R1(f)(h)	N/A(e)	02/15/47		14,625	433,938
SoFi Professional Loan Program LLC, Series 2017-D, Class R1(f)(h)	N/A(e)	09/25/40		16,181	145,021
SoFi Professional Loan Program LLC, Series 2019-A, Class R1(f)(h)	N/A(e)	06/15/48		32,016	183,571
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D	7.25%	02/25/35		€237,800	244,672
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(b)	1M EUR L + 5.49%	09/20/38		227,302	234,953
Tricolor Auto Securitization Trust 2024-1, Series 2024-1A, Class E(f)	11.91%	11/15/26		$386,000	398,352
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class D(f)	7.61%	12/15/26		500,000	508,150
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(f)	10.44%	04/15/27		700,000	709,100

		Maturity	Principal		Fair
Description	Rate	Date(a)	Amount		Value
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(f)	16.56%	04/15/27		$700,000	$707,980
Trustee for Metro Finance, Series 2023-1, Class E(b)	1M BBSW + 7.00%	02/18/29	A$	740,000	497,472
Trustee for Metro Finance, Series 2023-1, Class F(b)	1M BBSW + 8.75%	02/18/29		480,000	317,443
United Auto Credit Securitization Trust, Series 2022-1, Class E(c)(f)	5.00%	11/10/28		$2,273,000	2,101,388
United Auto Credit Securitization Trust, Series 2023-1, Class E(f)	10.98%	09/10/29		529,000	532,544
United Auto Credit Securitization Trust, Series 2024-1, Class E(f)	10.45%	06/10/27		2,375,000	2,332,013
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(f)(h)	N/A(e)	04/20/30		2,000,000	307,742
Upstart Pass-Through Trust, Series 2020-ST2, Class CERT(f)(h)	N/A(e)	03/20/28		5,000,000	450,106
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT(f)(h)	N/A(e)	11/20/26		1,150,718	65,609
Upstart Pass-Through Trust, Series 2021-ST10, Class CERT(f)(h)	N/A(e)	01/20/30		300,000	100,516
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(f)(h)	N/A(e)	11/20/29		1,000,000	327,735
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT(f)(h)	N/A(e)	03/20/30		557,333	167,310
Upstart Securitization Trust, Series 2021-4, Class CERT(f)(h)	N/A(e)	09/20/31		6,175	433,479
Upstart Securitization Trust, Series 2022-1, Class B(c)(f)	4.48%	11/20/25		533,000	518,663
Upstart Securitization Trust, Series 2022-1, Class C(f)	5.71%	03/20/32		500,000	245,850
Upstart Securitization Trust, Series 2023-1, Class C(f)	11.10%	02/20/33		1,251,000	1,282,525
Upstart Securitization Trust, Series 2023-2, Class C(f)	11.87%	06/20/33		1,119,000	1,183,790
Upstart Structured Pass-Through Trust, Series 2022-1A, Class CERT(f)(h)	N/A(e)	04/15/30		608	360,541
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B(c)(f)	8.54%	11/15/30		341,000	347,888
USASF Receivables LLC, Series 2021-1A, Class D(f)	4.36%	03/15/27		1,125,000	280,463
Vasco Finance, Series 2023-1, Class E(b)	1M EUR L + 8.50%	07/27/29		€200,000	225,346
Vasco Finance, Series 2023-1, Class F	15.00%	07/27/29		200,000	224,026
Veros Auto Receivables Trust, Series 2023-1, Class D(f)	11.46%	08/15/30		$1,000,000	1,043,400
Veros Auto Receivables Trust, Series 2024-1, Class D(f)	9.87%	05/15/31		1,000,000	1,017,300
Zip Master Trust, Series 2023-2, Class E(b)	1M BBSW + 12.00%	11/10/25	A$	780,000	539,921
Zip Master Trust, Series 2024-1, Class E(b)	1M BBSW + 7.00%	10/10/25		760,000	498,045
Zip Master Trust, Series 2024-1, Class F(b)	1M BBSW + 8.00%	10/10/25		760,000	498,045

TOTAL ASSET-BACKED SECURITIES (Cost $132,249,894)					$128,137,155

COLLATERALIZED LOAN OBLIGATIONS (11.37%)(b)
Annisa CLO, Ltd. 2016-2, Series 2024-2A, Class ERR(b)(c)(f)	3M CME TERM SOFR + 6.93%	07/20/31		$2,005,000	$1,999,988
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(b)(f)	3M CME TERM SOFR + 7.86%	07/19/31		1,000,000	809,200
Barings CLO, Ltd. 2018-III, Series 2018-3X, Class F	3M CME TERM SOFR + 7.62%	07/20/29		611,000	570,063
Carlyle Global Market Strategies CLO 2014-2R, Ltd., Series 2018-2RA, Class D(b)(f)	3M CME TERM SOFR + 5.61%	05/15/31		638,000	619,115
Cedar Funding IX CLO, Ltd., Series 2024-9A, Class ER(b)(f)	3M CME TERM SOFR + 7.53%	07/20/37		1,274,000	1,261,260
Columbia Cent CLO 30, Ltd., Series 2021-30A, Class E(b)(f)	3M CME TERM SOFR + 7.20%	01/20/34		484,700	448,444
Crown Point CLO IV, Ltd., Series 2018-4A, Class D(b)(f)	3M CME TERM SOFR + 3.01%	04/20/31		2,030,000	2,000,565
Dryden 42 Senior Loan Fund, Series 2024-42A, Class ERR(b)(f)	3M CME TERM SOFR + 6.50%	07/15/37		500,000	503,050
Dryden 42 Senior Loan Fund, Series 2024-42A, Class FRR(f)	3M CME TERM SOFR + 8.04%	07/15/37		1,133,000	996,247
Elevation CLO 2021-12, Ltd., Series 2024-12A, Class ER(b)(f)	3M CME TERM SOFR + 7.48%	04/20/37		1,860,000	1,837,122
Elmwood CLO VIII, Ltd., Series 2024-1A, Class FR(b)(f)	3M CME TERM SOFR + 8.00%	04/20/37		1,000,000	1,006,300
Elmwood CLO X, Ltd., Series 2024-3X, Class FR(b)	3M CME TERM SOFR + 7.50%	07/20/37		510,000	498,576
Galaxy XIX CLO, Ltd., Series 2017-19A, Class D2R(b)(f)	3M CME TERM SOFR + 7.26%	07/24/30		515,000	512,528

		Maturity	Principal	Fair
Description	Rate	Date(a)	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Generate CLO 5, Ltd., Series 2024-5A, Class FR(b)(f)	3M CME TERM SOFR + 8.30%	07/22/37	$1,750,000	$1,732,325
Goldentree Loan Management US Clo 14, Ltd., Series 2024-14A, Class FR(b)(f)	3M CME TERM SOFR + 8.40%	07/20/37	745,000	730,100
Greenwood Park CLO, Ltd., Series 2018-1A, Class E(b)(f)	3M CME TERM SOFR + 5.21%	04/15/31	578,000	570,775
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(b)(f)	3M CME TERM SOFR + 6.59%	04/17/34	650,000	616,265
KKR Financial CLO 2013-1, Ltd., Series 2024-1A, Class DR2(b)(f)	3M CME TERM SOFR + 6.25%	04/15/29	1,412,000	1,436,004
Lake Shore MM CLO II, Ltd., Series 2024-2A, Class BRR(b)(f)	3M CME TERM SOFR + 1.70%	10/17/31	1,500,000	1,500,000
Lake Shore MM CLO II, Ltd., Series 2024-2A, Class CRR(f)	3M CME TERM SOFR + 2.60%	10/17/31	3,900,000	3,899,610
Magnetite XXVI, Ltd., Series 2021-26A, Class ER(b)(f)	3M CME TERM SOFR + 6.21%	07/25/34	250,000	251,825
Marathon CLO 14, Ltd., Series 2019-2A, Class D(b)(f)	3M CME TERM SOFR + 8.30%	01/20/33	758,000	741,855
Oaktree CLO 2019-2, Ltd., Series 2019-2A, Class D(b)(f)	3M CME TERM SOFR + 7.03%	04/15/31	754,000	753,925
Oaktree CLO 2021-2, Ltd., Series 2021-2A, Class F(b)(f)	3M CME TERM SOFR + 8.29%	01/15/35	512,000	500,070
OZLM XI, Ltd., Series 2017-11X, Class ER(b)	3M CME TERM SOFR + 8.71%	10/30/30	622,000	441,433
OZLM XXII, Ltd., Series 2018-22A, Class E(b)(f)	3M CME TERM SOFR + 7.65%	01/17/31	393,000	243,974
OZLM XXIII, Ltd., Series 2021-23A, Class ER(b)(f)	3M CME TERM SOFR + 7.54%	04/15/34	558,000	549,630
Parallel 2018-1, Ltd., Series 2018-1A, Class C(b)(f)	3M CME TERM SOFR + 3.06%	04/20/31	509,000	509,000
Parallel 2021-2, Ltd., Series 2021-2A, Class D(b)(f)	3M CME TERM SOFR + 7.46%	10/20/34	2,565,000	2,499,080
Park Avenue Institutional Advisers CLO, Ltd. 2019-2, Series 2021-2A, Class DR(b)(f)	3M CME TERM SOFR + 7.46%	10/15/34	528,000	502,128
Park Avenue Institutional Advisers CLO, Ltd. 2021-2, Series 2021-2A, Class E(b)(f)	3M CME TERM SOFR + 7.27%	07/15/34	709,000	669,296
Romark CLO II, Ltd., Series 2024-2A, Class BR(b)(c)(f)	3M CME TERM SOFR + 2.00%	07/25/31	3,000,000	3,000,000
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(b)(f)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	100,510
Verdelite Static CLO 2024-1, Ltd., Series 2024-1A, Class C(b)(c)(f)	3M CME TERM SOFR + 1.95%	07/20/32	3,000,000	3,000,000
Vibrant CLO XII, Ltd., Series 2024-12A, Class DR(b)(f)	3M CME TERM SOFR + 6.94%	04/20/34	431,000	424,492
Wellman Park CLO, Ltd., Series 2024-1A, Class D2R(b)(f)	3M CME TERM SOFR + 4.65%	07/15/37	644,000	644,000
Whitebox Clo I, Ltd., Series 2024-1A, Class D2RR(b)(f)	3M CME TERM SOFR + 4.25%	07/24/36	500,000	500,000
Woodmont 2023-12 Trust, Series 2023-12A, Class A1A(b)(f)	3M CME TERM SOFR + 2.50%	07/25/31	520,433	523,035

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $39,232,594)				$39,401,790

PRIVATE SECURED DEBT (2.78%)
Cherry SPV III (2023) LLC, Class B Facility(h)	1M CME TERM SOFR + 10.50%	06/30/27	$1,259,000	1,259,000
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/26	5,000,000	5,000,000
Reach Consumer 2022-1, LLC, Class B Facility(h)(i)	1M CME TERM SOFR + 8.50%	11/29/27	$580,987	$580,987
Sandpiper Funding 2023, LLC, Participation Interest(h)	12.00%	12/06/26	2,240,000	2,240,000
SAFCO Warehouse SPV 1, LLC, Class B Facility(h)(i)	1M CME TERM SOFR + 8.25%	06/30/25	548,395	548,395

TOTAL PRIVATE SECURED DEBT (Cost $9,516,557)				$9,628,382

	Shares	Fair Value
PREFERRED STOCKS (0.17%)(b)(j)
New York Mortgage Trust, Inc., Series D	8,071	$167,877
New York Mortgage Trust, Inc., Series E	17,808	417,597

TOTAL PREFERRED STOCKS (Cost $482,862)		$585,474

		Maturity	Principal	Fair
Description	Rate	Date	Amount	Value
SHORT-TERM INVESTMENTS (11.45%)
United States Treasury Bill	5.25%	09/24/24	$40,000,000	$39,684,488

TOTAL SHORT-TERM INVESTMENTS (Cost $39,684,957)				$39,684,488

	7-Day		Fair
	Yield	Shares	Value
MONEY MARKET FUNDS (6.01%)
BlackRock Liquidity Funds T-Fund	5.23%	17,941,947	$17,941,946
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.22%	2,805,799	2,805,799
BNY Mellon U.S. Treasury Fund, Institutional Class	5.21%	78,926	78,926

TOTAL MONEY MARKET FUNDS (Cost $20,826,671)			$20,826,671

Fair Value
TOTAL INVESTMENTS (113.21%) (Cost $393,381,909)	392,249,875

Liabilities in Excess of Other Assets (-13.21%)(k)	(45,774,468)
NET ASSETS (100.00%)	$346,475,407

Percentages above are stated as a percentage of net assets as of July 31, 2024

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Over Night Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of July 31, 2024:

1M EUR L - 1 Month EURIBOR was 3.63%

3M EUR L - 3 Month EURIBOR was 3.65%

6M EUR L - 6 Month EURIBOR was 3.58%

1M SONIA IR - 1 Month SONIA was 5.20%

3M SONIA IR - 3 Month SONIA was 5.14%

1M BBSW - 1 Month BBSW was 4.34%

30D US SOFR - 30 Day US SOFR was 5.34%

12M US FED – 12 Month US FED was 5.33%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	On July 31, 2024, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $66,384,328.
(d)	Interest only security.
(e)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(f)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2024, the aggregate market value of those securities was $208,275,394, representing 60.11% of net assets.
(g)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2024.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Securities have associated unfunded commitments of $2,358,719 to Reach Financial LLC and 325,224 to Southern Auto Finance Company LLC, respectively.
(j)	Perpetual maturity.
(k)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2024(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
MARKIT CMBX NA BBB- S15 11/64	Morgan Stanley	3.00%	USD	11/18/64	6.55%	5,000,000	$(771,875)	$959,375	$187,500
MARKIT CMBX BB Series 14 Index	Morgan Stanley	5.00%	USD	12/16/72	19.77%	2,000,000	(708,646)	808,750	100,104
MARKIT CMBX BB Series 15 Index	Morgan Stanley	5.00%	USD	11/18/64	12.98%	2,000,000	(518,227)	820,000	301,773
							$(1,998,748)	$2,588,125	$589,377

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2024(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	3.16%	15,339,060	$1,043,976	$(570,888)	$473,089
							$1,043,976	$(570,888)	$473,089

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2024(b)	Notional Amount(c)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Markit NA High Yield Index, Series 42	ICE	5.00%	USD	6/20/29	3.31%	7,750,000	$(527,044)	$521,769	$(5,275)
							$(527,044)	$521,769	$(5,275)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Fair Value and Unrealized Appreciation/(Depreciation)
Receive	LCH Ltd.	6M EUR L	02/27/2025	3,500,000	EUR	3.54%	$2,856
Pay	LCH Ltd.	SOFR	06/20/2029	21,700,000	USD	4.01%	346,856
Pay	LCH Ltd.	SOFR	04/04/2030	48,000	USD	4.06%	875
Pay	LCH Ltd.	SOFR	04/04/2028	415,000	USD	4.11%	6,325
Pay	LCH Ltd.	SOFR	04/05/2027	21,000	USD	4.35%	225
							$357,137

Receive	LCH Ltd.	SOFR	06/20/2030	2,390,000	USD	3.97%	$(44,278)
Receive	LCH Ltd.	SOFR	06/20/2028	34,306,000	USD	4.08%	(442,581)
Receive	LCH Ltd.	SOFR	04/04/2029	29,896,000	USD	4.11%	(567,799)
Receive	LCH Ltd.	SOFR	06/20/2027	300,000	USD	4.21%	(2,756)
							$(1,057,414)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	35	September 2024	$(7,187,852)	$(48,437)
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	267	September 2024	(28,806,797)	(535,512)
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	23	September 2024	(2,571,687)	(70,695)
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	65	September 2024	(4,259,450)	64,442
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	3	September 2024	(381,526)	(5,059)
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	255	September 2024	(34,584,375)	(110,767)
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	412	September 2024	(33,117,075)	(246,980)
					$(110,908,762)	$(953,008)

See Notes to Quarterly Consolidated Schedule of Investments.

1WS CREDIT INCOME FUND

NOTES TO QUARTERLY CONSOLIDATED SCHEDULE OF INVESTMENTS

JULY 31, 2024 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (‘‘Shares’’). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (‘‘NAV’’) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing primarily in a wide array of structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. Where context requires, the “Fund” includes both the Fund and the Cayman Islands SPV.

1WS Capital Advisors, LLC (the ‘‘Adviser’’ or ‘‘1WS’’) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the ‘‘SEC’’) under the Investment Advisers Act of 1940 (the ‘‘Advisers Act’’). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (‘‘OWS’’), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (‘’FASB’’) Accounting Standards Codification (‘’ASC’’) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule and accompanying notes. The Adviser believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

Consolidation:

1WS Credit consolidates its investment in the Cayman Islands SPV because 1WS Credit is the sole shareholder of this entity. In accordance with ASC 810, Consolidation, the accompanying consolidated financial statements include the Cayman Islands SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions:

Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the consolidated statement of operations are recorded on a first-in, first-out basis.

Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the consolidated statement of operations.

The Fund may enter into derivative contracts for hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund’s "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are offered at NAV. The NAV per share of each class is determined daily. The Fund’s NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund’s NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1—	Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2—	Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3—	Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on many of its investments. However, in certain circumstances where such inputs are difficult or impractical to obtain, 1WS may fair value certain investments using internal manager marks. As of July 31, 2024, 3.51% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$101,591,880	$–	$101,591,880
Commercial Mortgage-Backed Securities	–	48,251,979	4,142,056	52,394,035
Asset-Backed Securities	–	121,005,768	7,131,387	128,137,155
Collateralized Loan Obligations	–	39,401,790	–	39,401,790
Private Secured Debt	–	–	9,628,382	9,628,382
Preferred Stocks	585,474	–	–	585,474
Short-Term Investments	39,684,488	–	–	39,684,488
Money Market Funds	20,826,671	–	–	20,826,671
Total	$61,096,633	$310,251,417	$20,901,825	$392,249,875
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$1,062,466	$–	$1,062,466
Interest Rate Swap Contracts	–	357,137	–	357,137
Future Contracts	64,442	–	–	64,442
Liabilities:
Credit Default Swap Contracts	$–	(5,275)	–	$(5,275)
Interest Rate Swap Contracts	–	(1,057,414)	–	(1,057,414)
Future Contracts	(1,017,450)	–	–	(1,017,450)
Total	$(953,008)	$356,914	$–	$(596,094)

There were no changes in valuation technique.

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2024 of the Fund’s Level 3 portfolio investments:

	Asset-Backed Securities	Collateralized Loan Obligations	Commercial Mortgage- Backed Securities	Private Secured Debt	Total
Balance as of October 31, 2023	$6,955,708	$905,510	$4,070,067	$2,083,500	$14,014,785
Accrued discount/ premium	(953,921)	(5,692)	-	24,975	(934,638)
Return of Capital	-	-	-	-	$-
Realized Gain/(Loss)	(266,495)	(222,273)	-	-	(488,768)
Change in Unrealized Appreciation/(Depreciation)	(18,155)	195,716	-	111,826	289,387
Purchases	1,414,250	-	71,989	11,441,255	12,927,494
Sales Proceeds(1)	-	(873,261)	-	(4,033,174)	(4,906,435)
Transfer into Level 3	-	-	-	-	-
Transfer out of Level 3	-	-	-	-	-
Balance as of July 31, 2024	$7,131,387	$-	$4,142,056	$9,628,382	$20,901,825
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2024	$(63,530)	$-	$-	$111,826	$48,296

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2024:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Asset Backed Securities	$7,131,387	Broker Pricing	Indicative Quotes	$5 - 59,299(1)
Commercial Mortgage-Backed Securities	$4,142,056	Internal Model	Loss Severity analysis	$100(2)
Private Secured Debt	$9,628,382	Internal Model	Loss Severity analysis	$100(3)

(1)	Input is based on the total market value of the outstanding position, of which the Fund owns 0.38% - 9.87%.
(2)	Inputs are based on yields ranging from 11.77% - 13.62%.
(3)	Input is due to immaterial delinquencies on the underlying collateral.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.